Other Receivables - Summary of Other Receivables (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Trade and other receivables [abstract]
Prepayments		$ 5,563	$ 6,395
Deposits		9,186	7,476
Others		6,155	4,120
Other receivables		20,904	17,991
Analysed as:
Current	$ 11,814	15,885	13,220
Non-current	$ 3,733	5,019	4,771
Other receivables		$ 20,904	$ 17,991